CONTRACTUAL COMMITMENTS	12 Months Ended
Dec. 31, 2021
Contractual Commitments [Abstract]
CONTRACTUAL COMMITMENTS	CONTRACTUAL COMMITMENTS
(a)Commitments
    In the normal course of business, the partnership will enter into contractual obligations which relate to the gathering, processing and transportation delivery agreements for oil and gas products. Also, in the normal course of business, the partnership will enter into supply agreements for raw materials and capital items. As at December 31, 2021, the partnership had $126 million (2020: $182 million) of such commitments outstanding in the partnership’s industrials segment. Within the partnership’s infrastructure services segment, the partnership had $74 million (2020: $250 million) in contractual commitments in the form of shipbuilding contracts at the partnership’s offshore oil services operations. Finally, in the normal course of business, the partnership will enter into contractual obligations which relate primarily to undisbursed loans and expenditures on property, plant and equipment, and intangible assets. As at December 31, 2021, the partnership had $117 million (2020: $88 million) of such commitments outstanding in the partnership’s business services segment.
(b)Lease liabilities
    As at December 31, 2021 and 2020, the undiscounted maturity analysis for the partnership’s lease liabilities obligation is as follows:

	2021
(US$ MILLIONS)	1 Year	2-5 Years	5+ Years	Total
Lease liabilities	$355	$856	$959	$2,170
Total lease liabilities	$355	$856	$959	$2,170

	2020
(US$ MILLIONS)	1 Year	2-5 Years	5+ Years	Total
Lease liabilities	$238	$664	$732	$1,634
Total lease liabilities	$238	$664	$732	$1,634